UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt

            Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (a)		481,806	$467,352
LyondellBasell Industries NV, Class A		26	2,050

			469,402
Diversified Consumer Services — 0.5%
Cengage Thomson Learning (a)		49,549	1,293,229
Houghton Mifflin Harcourt Co. (a)		147,998	2,844,522

			4,137,751
Diversified Financial Services — 0.4%
Kcad Holdings I Ltd. (a)		756,012,055	3,024,048
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	9,571
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		286,757	3
Health Care Providers & Services — 0.0%
HealthSouth Corp.		1,101	45,284
Media — 0.0%
Adelphia Recovery Trust (a)		396,568	912
Adept Communications Corp., Class A (a)		400,000	3,000

			3,912
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)		803,254	1,788,690
Ainsworth Lumber Co. Ltd. (a)(b)		695,930	1,612,216

			3,400,906
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	48,069
Total Common Stocks — 1.4%			11,138,946

Asset-Backed Securities		Par (000)
ACAS CLO, Ltd., Series 2014-2A, Class D, 4.13%, 1/15/27 (b)	USD	2,500	2,363,200
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.70%, 7/15/26 (b)		450	420,750
ALM Loan Funding, Series 2013-7RA (b):
Class C, 3.68%, 4/24/24		1,310	1,232,695
Class D, 5.23%, 4/24/24		1,150	1,056,539
ALM XIV Ltd., Series 2014-14A (b):
Class B, 3.18%, 7/28/26		563	542,696
Class C, 3.68%, 7/28/26		713	662,281
Asset-Backed Securities		Par (000)	Value
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (b)	USD	1,240	$1,151,470
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)		1,300	1,230,016
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (b)		900	834,616
Carlyle Global Market Strategies CLO Ltd. (b):
Series 2012-4A, Class D, 4.73%, 1/20/25		900	899,962
Series 2013-1A, Class C, 4.23%, 2/14/25		250	242,965
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (b)		625	591,187
CFIP CLO Ltd., Series 2013-1A, Class D, 3.98%, 4/20/24 (b)		1,500	1,402,498
CIFC Funding Ltd., Series 2014-3A, Class D, 3.55%, 7/22/26 (b)		250	230,840
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23 (b)		1,170	1,145,419
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (b)		625	607,965
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25 (b)		555	524,447
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class C, 3.98%, 11/14/25 (b)(d)		1,000	940,400
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.89%, 8/12/26 (b)		350	330,014
OZLM Funding Ltd., Series 2012-2A, Class C, 4.58%, 10/30/23 (b)		500	488,177
OZLM IX, Ltd., Series 2014-9A, Class C, 3.83%, 1/20/27 (b)(d)		1,000	935,200
OZLM VII Ltd., Series 2014-7A, Class C, 3.85%, 7/17/26 (b)		500	467,371
Regatta Funding LP, Series 2013-2A, Class C, 4.23%, 1/15/25 (b)		750	720,923
Symphony CLO Ltd., Series 2012-10A, Class D, 5.48%, 7/23/23 (b)		650	650,922
Voya CLO, Ltd., Series 2014-4A, Class SUB, 0.00%, 10/14/26 (b)		1,000	925,000
Total Asset-Backed Securities — 2.6%			20,597,553

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.8%
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)	USD	1,017	$976,320
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		1,150	1,249,187
5.00%, 12/15/21 (b)(d)		307	311,989
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		347	375,628
TransDigm, Inc.:
6.00%, 7/15/22		2,205	2,227,050
6.50%, 7/15/24		1,030	1,050,600

			6,190,774
Airlines — 1.3%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		712	735,781
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		3,195	3,290,850
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,539,375
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		256	289,212
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		2,300	2,340,029
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		1,161	1,196,314

			10,391,561
Auto Components — 1.7%
Affinia Group, Inc., 7.75%, 5/01/21		1,200	1,233,000
Autodis SA, 6.50%, 2/01/19	EUR	100	125,837
Dana Holding Corp., 6.75%, 2/15/21	USD	180	191,250
Delphi Corp., 6.13%, 5/15/21		380	413,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		145	143,369
4.88%, 3/15/19		4,609	4,666,612
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	569	980,589
5.63%, 2/01/23 (b)	USD	425	447,312
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		194	205,640

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Schaeffler Holding Finance BV:
2.75%, 5/15/19	EUR	383	$480,418
5.75% (5.75% Cash), 11/15/21 (e)		145	189,991
6.25% (6.25% Cash), 11/15/19 (b)(e)	USD	738	772,132
6.75% (6.75% Cash), 11/15/22 (b)(e)		1,522	1,605,710
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (b)(e)		1,195	1,250,269
6.88% (6.88% Cash), 8/15/18 (e)	EUR	385	503,862
Titan International, Inc., 6.88%, 10/01/20	USD	610	561,200
Venture Holdings Co. LLC (a)(f):
12.00%, 7/01/49		5,150	1
Series B, 9.50%, 7/01/05		5,125	1

			13,770,443
Automobiles — 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19		1,341	1,421,460
General Motors Co.:
4.88%, 10/02/23		495	524,700
6.25%, 10/02/43		1,345	1,563,562
5.20%, 4/01/45		680	698,972

			4,208,694
Banks — 0.8%
Banco Espirito Santo SA:
2.63%, 5/08/17	EUR	100	112,314
4.75%, 1/15/18		200	237,499
4.00%, 1/21/19		100	115,983
CIT Group, Inc.:
5.00%, 5/15/17	USD	950	990,375
5.25%, 3/15/18		1,434	1,511,436
6.63%, 4/01/18 (b)		295	321,550
5.50%, 2/15/19 (b)		3,099	3,284,940
Lloyds Bank PLC, 11.88%, 12/16/21	EUR	12	18,055

			6,592,152
Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17	USD	87	97,223
3.88%, 11/15/19		362	368,733

			465,956
Building Products — 1.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		210	212,100

2	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Building Products (concluded)
BMBG Bond Finance SCA, 5.08%, 10/15/20	EUR	245	$305,255
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)	USD	464	480,240
Building Materials Corp. of America (b):
6.75%, 5/01/21		920	990,150
5.38%, 11/15/24		1,235	1,235,000
Cemex Finance LLC, 6.00%, 4/01/24 (b)		410	410,513
Cemex SAB de CV (b):
5.88%, 3/25/19		260	262,600
5.70%, 1/11/25		825	796,125
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		740	778,850
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,755	1,697,962
USG Corp., 9.75%, 1/15/18		980	1,127,000

			8,295,795
Capital Markets — 0.6%
American Capital Ltd., 6.50%, 9/15/18 (b)		1,070	1,128,850
Blackstone CQP Holdco LP, 9.30%, 3/18/19		1,302	1,314,907
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(g)(h)		593	1,307,936
5.38%, 11/15/22		773	780,730
Series A, 0.00%, 8/31/19 (g)(h)		100	220,562

			4,752,985
Chemicals — 2.5%
Ashland, Inc., 3.88%, 4/15/18		730	736,387
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	100	131,184
7.38%, 5/01/21 (b)	USD	151	163,080
Axiall Corp., 4.88%, 5/15/23		39	37,733
Celanese US Holdings LLC, 5.88%, 6/15/21		324	349,110
Chemtura Corp., 5.75%, 7/15/21		221	218,790
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)		6,039	15,219,313
Huntsman International LLC:
4.88%, 11/15/20		40	40,700
8.63%, 3/15/21		1,195	1,296,575
5.13%, 4/15/21	EUR	428	558,567
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)	USD	342	336,477
6.50%, 8/15/18	EUR	124	156,501
5.75%, 2/15/19		151	185,483

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
LSB Industries, Inc., 7.75%, 8/01/19	USD	183	$193,980
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	30	29,400
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		575	600,875

			20,254,155
Commercial Services & Supplies — 1.9%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		742	652,960
ADS Waste Holdings, Inc., 8.25%, 10/01/20		267	280,350
ARAMARK Corp., 5.75%, 3/15/20		1,599	1,650,967
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17		190	188,813
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		164	164,000
Covanta Holding Corp., 6.38%, 10/01/22		1,305	1,386,562
Mobile Mini, Inc., 7.88%, 12/01/20		1,110	1,187,700
Modular Space Corp., 10.25%, 1/31/19 (b)		1,955	1,964,775
United Rentals North America, Inc.:
5.75%, 7/15/18		1,389	1,451,505
7.38%, 5/15/20		760	820,800
8.25%, 2/01/21		165	179,438
7.63%, 4/15/22		4,903	5,417,815

			15,345,685
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc. (b):
4.63%, 7/01/17		645	649,838
6.75%, 11/15/20		1,920	1,992,000
Avaya, Inc., 7.00%, 4/01/19 (b)		719	702,822
Brocade Communications Systems, Inc., 6.88%, 1/15/20		175	181,563
CommScope, Inc. (b):
5.00%, 6/15/21		265	265,000
5.50%, 6/15/24		272	270,640
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		2,419	2,582,282
10.13%, 7/01/20		785	883,125

			7,527,270
Construction & Engineering — 0.5%
AECOM Technology Corp. (b):
5.75%, 10/15/22		265	277,587
5.88%, 10/15/24		1,207	1,276,402

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Construction & Engineering (concluded)
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		205	$212,688
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	USD	1,925	1,940,689
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		350	343,525

			4,050,891
Construction Materials — 1.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		117	122,850
HD Supply, Inc.:
8.13%, 4/15/19		6,505	7,067,682
11.00%, 4/15/20		786	899,970
7.50%, 7/15/20		3,069	3,237,795
5.25%, 12/15/21 (b)(d)		2,250	2,297,813

			13,626,110
Consumer Finance — 0.0%
Springleaf Finance Corp., 8.25%, 10/01/23		58	66,120
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)		465	460,350
4.25%, 1/15/22	EUR	370	459,524
Ball Corp., 6.75%, 9/15/20	USD	635	661,988
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (b)		727	725,182
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		715	751,644
Crown European Holdings SA, 4.00%, 7/15/22	EUR	320	419,789
Sealed Air Corp. (b):
6.50%, 12/01/20	USD	120	132,000
8.38%, 9/15/21		60	67,500
SGD Group SAS, 5.63%, 5/15/19	EUR	100	121,858
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)	USD	200	205,500

			4,005,335
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		938	982,668
Diversified Consumer Services — 0.1%
Laureate Education, Inc., 9.75%, 9/01/19 (b)		670	695,125

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (concluded)
Service Corp. International, 4.50%, 11/15/20	USD	307	$300,860

			995,985
Diversified Financial Services — 3.4%
Ally Financial, Inc.:
8.30%, 2/12/15		4,150	4,201,875
6.25%, 12/01/17		30	32,438
5.13%, 9/30/24		2,600	2,652,000
8.00%, 11/01/31		5,397	6,780,017
Bank of America Corp.:
4.50%, 4/01/15		375	379,900
6.05%, 5/16/16		325	346,933
6.50%, 8/01/16		410	445,212
5.63%, 10/14/16		100	107,922
CE Energy AS, 7.00%, 2/01/21	EUR	175	222,337
Co-Operative Group Holdings, 6.88%, 7/08/20 (i)	GBP	130	208,136
General Motors Financial Co., Inc.:
4.38%, 9/25/21	USD	650	673,563
4.25%, 5/15/23		101	103,261
HSH Nordbank AG, 0.92%, 2/14/17	EUR	179	187,945
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20	USD	825	796,125
6.88%, 4/15/22		716	669,460
MSCI, Inc., 5.25%, 11/15/24 (b)		725	752,188
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		969	1,010,182
7.88%, 8/15/19		180	191,700
9.88%, 8/15/19		1,032	1,111,980
5.75%, 10/15/20		6,198	6,376,192
6.88%, 2/15/21		266	280,963

			27,530,329
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.:
6.45%, 6/15/21		240	261,600
Series V, 5.63%, 4/01/20		1,153	1,216,415
Frontier Communications Corp., 6.25%, 9/15/21		560	571,928
Level 3 Communications, Inc., 8.88%, 6/01/19		670	716,900
Level 3 Financing, Inc.:
3.83%, 1/15/18		646	649,553
8.13%, 7/01/19		3,980	4,238,700
7.00%, 6/01/20		524	560,025
8.63%, 7/15/20		188	204,450
6.13%, 1/15/21		1,217	1,268,722
Telecom Italia SpA:
6.13%, 11/15/16 (h)	EUR	400	598,099
6.38%, 6/24/19	GBP	200	341,699

4	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Telecom Italia SpA (concluded):
4.88%, 9/25/20	EUR	235	$321,610
4.50%, 1/25/21		330	445,084
5.88%, 5/19/23	GBP	300	502,482
Telefonica SA, Series TIT, 6.00%, 7/24/17 (h)	EUR	200	260,950
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		319	435,335
6.75%, 8/15/24		322	450,774
Windstream Corp.:
7.88%, 11/01/17	USD	142	156,644
7.75%, 10/15/20		37	38,831
6.38%, 8/01/23		10	9,650

			13,249,451
Electric Utilities — 0.3%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (b)		897	912,563
Homer City Generation LP (e):
8.14% (8.14% Cash), 10/01/19		237	245,076
8.73% (8.73% Cash), 10/01/26		480	499,441
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		431	462,949

			2,120,029
Electrical Equipment — 0.0%
Belden, Inc., Series NOV, 5.50%, 4/15/23	EUR	209	264,273
Energy Equipment & Services — 1.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	2,281	2,052,900
CGG SA, 7.75%, 5/15/17		19	18,810
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		18	17,820
GrafTech International Ltd., 6.38%, 11/15/20		150	139,500
MEG Energy Corp. (b):
6.50%, 3/15/21		2,727	2,508,840
7.00%, 3/31/24		623	565,373
Peabody Energy Corp.:
6.00%, 11/15/18		1,821	1,734,502
6.25%, 11/15/21		1,072	1,005,000
Precision Drilling Corp.:
6.63%, 11/15/20		190	184,300
5.25%, 11/15/24 (b)		641	544,850

			8,771,895
Food & Staples Retailing — 0.1%
Premier Foods Finance PLC, 5.56%, 3/16/20	GBP	145	199,311

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (concluded)
Rite Aid Corp.:
9.25%, 3/15/20	USD	435	$479,588
6.75%, 6/15/21		72	75,420

			754,319
Food Products — 0.4%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (b)		780	799,500
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		200	212,294
Boparan Finance PLC:
5.25%, 7/15/19	GBP	100	141,286
4.38%, 7/15/21	EUR	110	119,682
5.50%, 7/15/21	GBP	145	195,370
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)	USD	257	272,420
6.63%, 8/15/22		849	919,043
Univeg Holding BV, 7.88%, 11/15/20	EUR	200	221,334

			2,880,929
Health Care Equipment & Supplies — 0.7%
Biomet, Inc., 6.50%, 10/01/20	USD	1,889	2,000,451
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		480	504,000
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		1,495	1,599,650
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	424,350
Teleflex, Inc., 6.88%, 6/01/19		830	869,425

			5,397,876
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		295	295,738
Amsurg Corp., 5.63%, 7/15/22 (b)		1,248	1,279,200
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		1,215	1,275,750
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		776	798,310
6.88%, 2/01/22		2,134	2,259,372
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	258,948
Crown Newco 3 PLC, 7.00%, 2/15/18 (b)	GBP	119	192,935
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24	USD	1,347	1,381,517
HCA Holdings, Inc., 7.75%, 5/15/21		431	462,248

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
HCA, Inc.:
3.75%, 3/15/19	USD	1,048	$1,043,939
6.50%, 2/15/20		2,254	2,493,487
5.88%, 3/15/22		1,148	1,248,450
4.75%, 5/01/23		523	526,269
5.00%, 3/15/24		450	455,625
Hologic, Inc., 6.25%, 8/01/20		1,933	2,001,863
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		229	220,985
Omnicare, Inc.:
4.75%, 12/01/22		203	206,045
5.00%, 12/01/24		128	130,560
Priory Group No. 3 PLC, 7.00%, 2/15/18 (b)	GBP	189	306,309
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	607	657,078
5.00%, 3/01/19 (b)		1,124	1,107,140
5.50%, 3/01/19 (b)		1,495	1,502,475
4.75%, 6/01/20		1,190	1,204,875
6.00%, 10/01/20		1,478	1,572,223
4.50%, 4/01/21		24	23,580
4.38%, 10/01/21		1,386	1,354,815
8.13%, 4/01/22		1,507	1,684,072

			25,943,808
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		7,324	5,805,982
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (b)(e)		204	205,530
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		660	690,525
5.50%, 12/01/24		1,408	1,404,480
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	974	1,256,659
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18	USD	391	400,775
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)		595	605,412
MGM Resorts International, 6.63%, 12/15/21		1,000	1,067,500
New Red Finance, Inc., 6.00%, 4/01/22 (b)		1,055	1,081,375
Sabre, Inc., 8.50%, 5/15/19 (b)		526	566,765
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		842	844,105
Snai SpA, 7.63%, 6/15/18	EUR	245	309,340
Station Casinos LLC, 7.50%, 3/01/21	USD	1,618	1,706,990
Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(f)	USD	800	$—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	357	574,556

			16,519,994
Household Durables — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	556	542,100
Beazer Homes USA, Inc.:
6.63%, 4/15/18		1,125	1,178,437
5.75%, 6/15/19		646	620,160
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		1,000	1,060,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		285	299,250
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		2,300	2,432,250
KB Home, 7.25%, 6/15/18		965	1,045,819
The Ryland Group, Inc., 6.63%, 5/01/20		130	138,775
Standard Pacific Corp.:
10.75%, 9/15/16		565	646,925
8.38%, 1/15/21		3,005	3,470,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		749	752,745
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		615	608,850
5.88%, 6/15/24		420	428,400

			13,224,486
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		315	333,113
6.63%, 11/15/22		375	399,375

			732,488
Independent Power and Renewable Electricity Producers — 1.0%
Baytex Energy Corp. (b):
5.13%, 6/01/21		210	193,200
5.63%, 6/01/24		74	66,230
Calpine Corp.:
6.00%, 1/15/22 (b)		256	273,280
5.38%, 1/15/23		1,355	1,373,631
5.88%, 1/15/24 (b)		531	564,188
5.75%, 1/15/25		1,193	1,213,877
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)		1,455	1,513,200

6	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
NRG Energy, Inc.:
7.88%, 5/15/21	USD	218	$235,985
6.25%, 5/01/24 (b)		330	337,425
NRG REMA LLC:
Series B, 9.24%, 7/02/17		69	73,031
Series C, 9.68%, 7/02/26		746	805,680
QEP Resources, Inc., 5.38%, 10/01/22		1,590	1,510,500

			8,160,227
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		747	771,278
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		329	350,385
Genworth Holdings, Inc., 4.80%, 2/15/24		295	257,607
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		184	190,900
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		725	775,750
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	150	239,234

			2,585,154
Internet Software & Services — 0.2%
IAC/InterActiveCorp, 4.88%, 11/30/18	USD	700	719,250
Interactive Data Corp., 5.88%, 4/15/19 (b)		910	913,413

			1,632,663
IT Services — 1.8%
Ceridian Corp., 8.88%, 7/15/19 (b)		4,660	5,172,600
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		795	886,425
Epicor Software Corp., 8.63%, 5/01/19		720	757,800
First Data Corp.:
7.38%, 6/15/19 (b)		3,123	3,286,957
8.88%, 8/15/20 (b)		195	209,625
6.75%, 11/01/20 (b)		1,307	1,391,955
11.75%, 8/15/21		515	596,113
SunGard Data Systems, Inc., 6.63%, 11/01/19		1,590	1,621,800
WEX, Inc., 4.75%, 2/01/23 (b)		601	582,970

			14,506,245
Machinery — 0.0%
SPX Corp., 6.88%, 9/01/17		65	71,419
Corporate Bonds		Par (000)	Value
Media — 6.8%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	$131,557
Altice Financing SA, 6.50%, 1/15/22 (b)	USD	840	848,400
Altice SA:
7.25%, 5/15/22	EUR	490	633,662
7.75%, 5/15/22 (b)	USD	1,295	1,338,706
AMC Networks, Inc.:
7.75%, 7/15/21		1,005	1,092,937
4.75%, 12/15/22		86	84,925
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		130	133,250
5.63%, 2/15/24		115	118,594
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		320	336,800
5.25%, 9/30/22		278	276,610
5.13%, 2/15/23		50	49,000
CCOH Safari LLC:
5.50%, 12/01/22		1,208	1,221,590
5.75%, 12/01/24		2,426	2,441,162
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		669	—
Cinemark USA, Inc., 5.13%, 12/15/22		44	43,120
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,364	1,419,924
6.50%, 11/15/22		5,061	5,269,795
Columbus International, Inc., 7.38%, 3/30/21 (b)		1,695	1,805,175
DISH DBS Corp.:
4.25%, 4/01/18		1,460	1,485,550
5.88%, 11/15/24 (b)		1,643	1,655,322
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		333	347,153
Gannett Co., Inc.:
5.13%, 10/15/19		215	223,331
5.13%, 7/15/20		237	244,703
4.88%, 9/15/21 (b)		466	468,330
6.38%, 10/15/23		330	355,163
5.50%, 9/15/24 (b)		289	292,974
Gray Television, Inc., 7.50%, 10/01/20		557	576,495
iHeartCommunications, Inc.:
9.00%, 12/15/19		450	442,125
9.00%, 3/01/21		906	883,350
9.00%, 9/15/22 (b)		930	906,750
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		1,000	997,500

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
Intelsat Jackson Holdings SA:
7.25%, 10/15/20	USD	2,544	$2,699,820
5.50%, 8/01/23		3,422	3,370,670
Intelsat Luxembourg SA, 6.75%, 6/01/18		575	589,375
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (b)		3,395	3,428,950
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		232	247,080
MDC Partners, Inc., 6.75%, 4/01/20 (b)		836	863,170
Media General Financing Sub, Inc., 5.88%, 11/15/22 (b)		378	379,890
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		265	272,950
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		538	556,830
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		410	413,075
Numericable Group SA:
4.88%, 5/15/19 (b)		2,180	2,155,475
5.38%, 5/15/22	EUR	135	176,259
6.00%, 5/15/22 (b)	USD	1,885	1,914,726
5.63%, 5/15/24	EUR	295	386,076
6.25%, 5/15/24 (b)	USD	630	641,813
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		870	930,900
Sinclair Television Group, Inc., 5.63%, 8/01/24 (b)		236	230,100
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		141	139,943
5.75%, 8/01/21		464	484,880
Sterling Entertainment Corp., 10.00%, 12/15/19		1,300	1,326,000
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (b)		865	934,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	1,917	2,104,988
5.50%, 1/15/23 (b)	USD	1,270	1,320,800
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	150	209,817
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	1,820	1,956,500
5.13%, 5/15/23		85	89,038
Corporate Bonds	Par (000)		Value
Media (concluded)
VTR Finance BV, 6.88%, 1/15/24 (b)	USD	1,036	$1,090,390

			55,037,668
Metals & Mining — 2.6%
Alcoa, Inc., 5.13%, 10/01/24		1,871	1,971,722
ArcelorMittal, 6.13%, 6/01/18		857	908,420
Commercial Metals Co., 4.88%, 5/15/23		1,135	1,100,950
Constellium NV:
4.63%, 5/15/21	EUR	235	285,636
5.75%, 5/15/24 (b)	USD	439	421,440
Global Brass & Copper, Inc., 9.50%, 6/01/19		740	807,525
Kaiser Aluminum Corp., 8.25%, 6/01/20		550	603,625
Novelis, Inc.:
8.38%, 12/15/17		215	224,138
8.75%, 12/15/20		4,901	5,317,585
Peabody Energy Corp., 6.50%, 9/15/20		737	690,937
Perstorp Holding AB, 8.75%, 5/15/17 (b)		410	420,250
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		1,098	1,119,960
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)		790	819,625
6.38%, 8/15/22		595	639,625
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	495	647,524
Vedanta Resources PLC, 8.25%, 6/07/21 (b)	USD	200	202,000
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		4,197	4,490,790

			20,671,752
Multiline Retail — 0.2%
Hema Bondco I BV, 6.25%, 6/15/19	EUR	350	373,190
The Neiman Marcus Group Ltd. (b):
8.00%, 10/15/21	USD	750	798,750
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (e)		150	161,625

			1,333,565
Oil, Gas & Consumable Fuels — 6.6%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		100	106,000
4.88%, 5/15/23		2,370	2,417,400
4.88%, 3/15/24		262	267,240

8	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Finance Corp., 5.38%, 11/01/21	USD	888	$876,900
Athlon Holdings LP/Athlon Finance Corp.:
7.38%, 4/15/21		146	166,988
6.00%, 5/01/22 (b)		186	201,345
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		200	190,000
California Resources Corp., 6.00%, 11/15/24 (b)		1,574	1,403,811
Chaparral Energy, Inc., 7.63%, 11/15/22		330	301,950
Chesapeake Energy Corp.:
6.63%, 8/15/20		545	600,862
6.88%, 11/15/20		451	505,120
6.13%, 2/15/21		104	112,580
5.75%, 3/15/23		1,721	1,824,260
Cimarex Energy Co., 4.38%, 6/01/24		254	250,825
Concho Resources, Inc., 5.50%, 4/01/23		2,390	2,354,150
CONSOL Energy, Inc., 5.88%, 4/15/22 (b)		4,037	4,026,907
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		57	56,715
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		740	721,500
El Paso LLC:
7.80%, 8/01/31		143	179,210
7.75%, 1/15/32		684	864,576
Energy Transfer Equity LP, 5.88%, 1/15/24		1,825	1,934,500
Energy XXI Gulf Coast, Inc.:
7.75%, 6/15/19		403	322,400
6.88%, 3/15/24 (b)		79	59,250
EnQuest PLC, 7.00%, 4/15/22 (b)		328	259,120
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	507,484
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		525	547,312
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		55	52,800
Halcon Resources Corp.:
8.88%, 5/15/21		1,962	1,510,740
9.25%, 2/15/22		60	47,400
Hilcorp Energy I LP/Hilcorp Finance Co. (b):
7.63%, 4/15/21		1,274	1,324,960
5.00%, 12/01/24		641	592,925
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (b):
5.00%, 2/15/21	USD	358	$382,165
5.63%, 11/15/23		363	397,939
Kodiak Oil & Gas Corp., 5.50%, 2/01/22		27	26,325
Laredo Petroleum, Inc., 7.38%, 5/01/22		153	154,530
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		86	76,916
Linn Energy LLC/Linn Energy Finance Corp. (concluded):
8.63%, 4/15/20		2,912	2,635,360
7.75%, 2/01/21		490	436,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		34	35,700
4.50%, 7/15/23		10	9,750
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		430	387,000
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		435	466,538
Oasis Petroleum, Inc.:
7.25%, 2/01/19		495	465,300
6.50%, 11/01/21		555	536,962
Pacific Drilling SA, 5.38%, 6/01/20 (b)		748	590,920
PDC Energy, Inc., 7.75%, 10/15/22		510	513,188
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	178,500
Range Resources Corp.:
5.75%, 6/01/21		277	290,850
5.00%, 8/15/22		10	10,325
5.00%, 3/15/23		23	22,871
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		1,698	1,596,120
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		135	128,250
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.63%, 7/15/22		464	452,400
Rosetta Resources, Inc., 5.63%, 5/01/21		479	457,445
RSP Permian, Inc., 6.63%, 10/01/22 (b)		441	428,873
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22		104	110,240
5.63%, 4/15/23		3,962	4,041,240

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass Liquefaction LLC (concluded):
5.75%, 5/15/24	USD	562	$568,322
Sabine Pass LNG LP, 7.50%, 11/30/16		4,940	5,248,750
Sanchez Energy Corp., 6.13%, 1/15/23 (b)		838	754,200
SandRidge Energy, Inc.:
8.75%, 1/15/20		91	75,530
7.50%, 2/15/23		1,082	833,140
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (b)		318	243,270
Southern Star Central Corp., 5.13%, 7/15/22 (b)		1,155	1,155,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
7.50%, 7/01/21		798	861,840
5.50%, 8/15/22		834	825,660
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		833	849,660
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		525	509,906
Whiting Petroleum Corp., 5.00%, 3/15/19		1,786	1,736,885

			53,081,200
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,527
Pharmaceuticals — 1.2%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(e)		171	173,137
Endo Finance LLC/Endo Finco, Inc. (b):
7.00%, 12/15/20		167	174,932
7.25%, 1/15/22		145	155,150
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		937	965,110
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		125	134,375
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)		1,020	1,042,950
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,221	1,304,944
7.00%, 10/01/20		1,150	1,207,500
6.38%, 10/15/20		760	788,508
7.50%, 7/15/21		1,890	2,041,200
5.63%, 12/01/21		661	667,610
Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (b) (concluded):
7.25%, 7/15/22	USD	1,010	$1,070,600

			9,726,016
Professional Services — 0.0%
Truven Health Analytics, Inc., 10.63%, 6/01/20		380	387,600
Real Estate Investment Trusts (REITs) — 0.4%
Felcor Lodging LP:
6.75%, 6/01/19		1,703	1,771,120
5.63%, 3/01/23		377	376,057
iStar Financial, Inc.:
4.00%, 11/01/17		535	526,975
5.00%, 7/01/19		375	367,500
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		80	74,400

			3,116,052
Real Estate Management & Development — 1.1%
Grand City Properties SA, Series D, 2.00%, 10/29/21	EUR	100	122,976
Lennar Corp., 4.75%, 11/15/22	USD	110	106,425
Realogy Corp. (b):
7.63%, 1/15/20		3,446	3,738,910
9.00%, 1/15/20		214	235,935
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (b)		1,687	1,682,782
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		245	250,513
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		2,730	2,893,800

			9,031,341
Road & Rail — 1.0%
EC Finance PLC, 5.13%, 7/15/21	EUR	215	275,351
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)	USD	2,225	2,275,062
The Hertz Corp.:
7.50%, 10/15/18		1,555	1,613,313
7.38%, 1/15/21		3,507	3,699,885
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		350	356,125

			8,219,736
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.50%, 2/01/25 (b)		1,035	1,040,175
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		1,020	1,078,650

10	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Sensata Technologies BV, 5.63%, 11/01/24 (b)	USD	220	$233,475

			2,352,300
Software — 1.2%
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(e)		918	915,705
Infor US, Inc.:
11.50%, 7/15/18		1,659	1,829,047
9.38%, 4/01/19		4,345	4,699,335
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		2,270	2,287,025

			9,731,112
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	144,924
L Brands, Inc., 8.50%, 6/15/19		320	379,200
Magnolia BC SA, 9.00%, 8/01/20	EUR	220	262,617
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	164,791
Party City Holdings, Inc., 8.88%, 8/01/20	USD	410	441,775
PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, 8/15/19		184	186,760
QVC, Inc., 7.38%, 10/15/20 (b)		95	100,106
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		146	154,030
5.50%, 11/01/23		559	586,950
Sonic Automotive, Inc., 5.00%, 5/15/23		146	142,350
THOM Europe SAS, 7.38%, 7/15/19	EUR	285	328,690
TUI AG, 4.50%, 10/01/19		105	135,622

			3,027,815
Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22	USD	405	440,438
PVH Corp., 4.50%, 12/15/22		122	121,390
Springs Industries, Inc., 6.25%, 6/01/21		1,801	1,760,477
The William Carter Co., 5.25%, 8/15/21		469	486,587

			2,808,892
Tobacco — 0.0%
Altria Group, Inc., 9.95%, 11/10/38		17	29,139
Corporate Bonds		Par (000)	Value
Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc. (b):
6.50%, 7/15/22	USD	1,304	$1,398,540
5.63%, 10/01/24		525	553,875

			1,952,415
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		767	751,660
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (b)(e)		1,080	1,020,600

			1,772,260
Wireless Telecommunication Services — 3.4%
Crown Castle International Corp., 5.25%, 1/15/23		115	117,012
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	435,100
Digicel Group Ltd., 8.25%, 9/30/20 (b)		1,215	1,245,375
Digicel Ltd., 6.00%, 4/15/21 (b)		1,898	1,860,040
The Geo Group, Inc., 5.88%, 1/15/22		370	382,025
SBA Communications Corp., 4.88%, 7/15/22 (b)		870	846,075
Sprint Communications, Inc. (b):
9.00%, 11/15/18		7,557	8,747,227
7.00%, 3/01/20		3,950	4,347,469
Sprint Corp.:
7.88%, 9/15/23		2,604	2,727,690
7.13%, 6/15/24		1,476	1,459,395
T-Mobile USA, Inc.:
6.63%, 4/28/21		455	468,650
6.13%, 1/15/22		81	82,418
6.73%, 4/28/22		295	305,325
6.00%, 3/01/23		588	596,820
6.84%, 4/28/23		85	88,400
6.50%, 1/15/24		584	597,140
6.38%, 3/01/25		1,870	1,898,050
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	868	1,078,751

			27,282,962
Total Corporate Bonds — 58.9%			475,436,516

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.5%
BE Aerospace, Inc., 2014 Term Loan B, 4.25%, 11/19/21	USD	1,520	1,521,581
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,394	1,387,238

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Aerospace & Defense (concluded)
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21	USD	1,675	$1,697,328
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		707	700,418
Term Loan D, 3.75%, 6/04/21		848	839,532
TransUnion LLC, Term Loan, 4.00%, 4/09/21		5,676	$5,625,046

			11,771,143
Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		1,058	999,528
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		1,110	1,048,775
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		191	180,824
CEVA Logistics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,531	1,446,588

			3,675,715
Airlines — 0.6%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,960	2,921,313
Northwest Airlines, Inc.:
2.18%, 3/10/17		412	398,264
1.56%, 9/10/18		603	573,921
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,277	1,254,061

			5,147,559
Auto Components — 2.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		814	815,220
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		2,174	2,174,971
2nd Lien Term Loan, 10.50%, 1/29/18		2,250	2,195,618
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,236	1,230,559
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,494	1,467,558
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		6,405	6,338,580
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		3,280	3,289,217
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		1,595	1,596,547
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		1,350	1,336,937
Floating Rate Loan Interests (c)		Par (000)	Value
Auto Components (concluded)
UCI International, Inc., Term Loan B, 5.50%, 7/26/17	USD	281	$280,448

			20,725,655
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		600	601,964
2nd Lien Term Loan, 8.25%, 6/03/21		382	382,590

			984,554
Building Products — 2.3%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,988	1,954,961
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,184	3,176,034
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,552	1,526,014
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,632	1,600,519
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		2,200	2,193,136
Nortek, Inc., Term Loan, 3.75%, 10/30/20		2,070	2,047,831
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		2,025	1,997,834
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,205	1,194,810
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		412	404,939
Term Loan B, 4.00%, 10/31/19		2,289	2,250,608

			18,346,686
Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		960	886,500
Term Loan B, 6.75%, 4/30/18		992	949,574
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		658	652,394

			2,488,468
Chemicals — 2.9%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		241	240,532
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		125	124,800

12	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (concluded)
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20	USD	2,955	$2,912,476
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		73	73,077
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		720	713,266
2nd Lien Term Loan, 8.25%, 5/30/20		405	402,975
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		1,582	1,576,527
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		1,226	1,211,603
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		2,383	2,346,413
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/09/21		3,093	3,089,033
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,559	2,537,765
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,155	1,120,350
Term Loan B2, 4.25%, 1/15/20		1,480	1,448,599
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		854	854,458
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,670	1,646,002
2nd Lien Term Loan, 7.75%, 7/31/22		1,915	1,876,106
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		726	714,925
Univar, Inc., Term Loan B, 5.00%, 6/30/17		706	702,181

			23,591,088
Commercial Services & Supplies — 3.3%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		2,626	2,576,650
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		2,852	2,818,519
Term Loan F, 3.25%, 2/24/21		1,220	1,202,969
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,487	2,471,710
Catalent Pharma Solutions, Inc., Term Loan:
6.50%, 12/29/17		106	105,904
B, 4.25%, 5/20/21		2,869	2,871,006
Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (concluded)
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21	USD	2,868	$2,874,093
2nd Lien Term Loan, 8.00%, 5/14/22		2,125	2,122,344
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,163	1,160,220
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,868	2,846,304
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		849	819,526
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,560	3,534,712
West Corp., Term Loan B10, 3.25%, 6/30/18		1,248	1,233,407

			26,637,364
Communications Equipment — 2.5%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,200	1,198,128
2nd Lien Term Loan, 8.00%, 8/01/22		8,380	8,526,650
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		605	602,095
2nd Lien Term Loan, 7.50%, 1/23/22		540	539,325
Avaya, Inc., Extended Term Loan B3, 4.65%, 10/26/17		1,954	1,897,028
CommScope, Inc., Term Loan B3, 2.66% — 2.83%, 1/21/17		809	805,179
Telesat Canada, Term Loan A, 4.37%, 3/24/17	CAD	2,301	2,007,431
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	4,874	4,860,190

			20,436,026
Construction & Engineering — 0.3%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		809	811,208
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		866	840,137
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		1,185	1,202,775

			2,854,120
Construction Materials — 0.9%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		600	599,898

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Construction Materials (concluded)
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18	USD	6,638	$6,613,234

			7,213,132
Containers & Packaging — 0.5%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		940	936,354
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		1,959	1,930,397
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		1,087	1,089,450

			3,956,201
Distributors — 0.5%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		3,257	3,194,010
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		284	283,929
VWR Funding, Inc., Term Loan, 3.41%, 4/03/17		752	745,700

			4,223,639
Diversified Consumer Services — 1.4%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,681	2,663,504
2nd Lien Term Loan, 8.00%, 8/13/21		599	595,001
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75% — 5.00%, 1/30/20		1,543	1,527,748
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		288	283,623
Term Loan B, 4.00%, 11/06/20		1,125	1,108,708
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		673	642,697
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		2,515	2,498,024
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		2,099	1,630,632

			10,949,937
Diversified Financial Services — 0.7%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 4.50%, 3/31/21		1,350	1,336,500
Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Financial Services (concluded)
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18	USD	2,461	$2,451,669
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		474	472,751
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,608	1,613,879

			5,874,799
Diversified Telecommunication Services — 2.5%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,408	2,413,472
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,837	2,838,269
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		1,555	1,542,460
Term Loan B, 5.25%, 2/22/19		1,261	1,250,953
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		920	917,754
2020 Term Loan B, 4.00%, 1/15/20		8,605	8,592,093
Incremental Term Loan B5, 4.50%, 1/31/22		2,835	2,842,966

			20,397,967
Electric Utilities — 0.4%
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		794	770,417
2nd Lien Term Loan, 5.50%, 9/30/18		475	474,588
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		794	770,537
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		1,220	1,220,769

			3,236,311
Electrical Equipment — 1.0%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,591	1,600,445

14	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Electrical Equipment (concluded)
Texas Competitive Electric Holdings Co. LLC (concluded):
Extended Term Loan, 4.65%, 10/10/17 (a)(f)	USD	9,460	$6,850,932

			8,451,377
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,937	2,895,012
Energy Equipment & Services — 0.4%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,304	1,298,403
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,859	1,806,242

			3,104,645
Food & Staples Retailing — 0.7%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP	1,614	2,516,696
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21	USD	1,065	1,059,675
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		695	700,789
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,402	1,394,920

			5,672,080
Food Products — 2.1%
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25% — 5.50%, 2/18/21		923	855,644
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,869	2,847,430
Dole Food Co., Inc., Term Loan B, 4.50% — 5.75%, 11/01/18		1,635	1,627,441
GFA Brands, Inc., Term Loan B, 4.50%, 7/09/20		609	602,762
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		2,414	2,413,950
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		1,086	1,087,035
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		2,301	2,287,944
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,846	1,819,226
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% — 7.75%, 5/01/19		3,014	2,712,690
Floating Rate Loan Interests (c)		Par (000)	Value
Food Products (concluded)
Reddy Ice Corp. (concluded):
2nd Lien Term Loan, 10.75%, 11/01/19	USD	995	$835,800

			17,089,922
Health Care Equipment & Supplies — 3.4%
Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.50%, 5/29/20		2,610	2,599,162
Biomet, Inc., Term Loan B2, 3.66%, 7/25/17		2,078	2,073,419
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,351	1,335,356
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		3,659	3,651,638
Fresenius SE & Co. KGaA, Incremental Term Loan B, 2.33%, 6/28/19	EUR	437	542,472
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19	USD	2,499	2,488,882
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		97	97,216
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,426	2,427,167
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,657	1,641,483
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		3,766	3,777,349
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		1,747	1,708,305
2nd Lien Term Loan, 6.75%, 3/11/22		755	700,263
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		4,190	4,147,605

			27,190,317
Health Care Providers & Services — 4.0%
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		2,125	2,071,875
Amsurg Corp., 1st Lien Term Loan B, 3.75% — 5.25%, 7/16/21		943	939,272
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		713	717,901
CareCore National LLC, Term Loan B, 5.50%, 3/05/21		860	861,617
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,656	1,651,611
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		7,359	7,370,868

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16	USD	2,633	$2,627,687
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		6,992	6,961,918
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		1,292	1,291,950
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		1,335	1,395,219
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		362	362,675
2nd Lien Term Loan, 8.75%, 2/14/22		450	452,250
inVentiv Health, Inc., Incremental Term Loan B3, 7.75% - 8.50%, 5/15/18		874	866,838
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,591	1,564,820
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		1,120	1,115,413
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		683	681,926
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		1,175	1,169,249

			32,103,089
Health Care Technology — 0.5%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		2,602	2,570,494
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,345	1,336,223

			3,906,717
Hotels, Restaurants & Leisure — 6.3%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 4.50%, 10/27/21		4,030	4,038,826
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,882	1,872,809
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 6.99%, 3/01/17		1,829	1,664,865
Term Loan B7, 9.75%, 1/28/18		2,075	1,909,320
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		6,601	6,282,866
Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21	USD	1,195	$1,194,110
Dave & Buster’s, Inc., Term Loan, 4.50%, 7/25/20		483	482,253
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		3,367	3,341,313
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/27/20		895	899,475
Great Wolf Resorts, Inc., Term Loan B, 5.75%, 8/06/20		860	856,775
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		5,383	5,333,110
Intrawest ULC, Term Loan, 5.50%, 12/09/20		1,007	1,010,541
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		6,679	6,648,556
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,634	1,630,018
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,175	2,141,299
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,076	1,065,821
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		679	671,213
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		639	636,155
Term Loan B, 4.00%, 2/19/19		874	867,395
Scientific Games International, Inc., 2014 Term Loan B1, 4.25%, 10/18/20		986	971,714
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,922	4,881,290
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		2,405	2,411,445

			50,811,169
Household Products — 0.5%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,996	1,984,011
Spectrum Brands, Inc., Term Loan C, 3.50%, 9/04/19		2,133	2,120,408

			4,104,419
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co., L.P., Term Loan B1, 3.00%, 5/03/20		811	792,208

16	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Calpine Corp., Term Loan B1, 4.00%, 4/01/18	USD	1,138	$1,136,680
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 10/15/21		1,708	1,715,746
Term Loan C, 5.00%, 10/15/21		75	75,492

			3,720,126
Industrial Conglomerates — 0.5%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		4,027	3,925,951
Insurance — 1.0%
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		678	674,047
Term Loan B2, 3.75%, 9/20/18		1,411	1,395,090
Cooper Gay Swett & Crawford of Delaware Holding Corp.:
1st Lien Term Loan, 5.00%, 4/16/20		1,155	1,080,276
2nd Lien Term Loan C, 8.25%, 10/16/20		360	316,800
Onex York Acquisition Corp., Term Loan B, 4.75%, 10/01/21		1,371	1,364,318
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,662	1,627,171
2nd Lien Term Loan, 6.75%, 2/28/22		1,650	1,611,506

			8,069,208
Internet Software & Services — 1.0%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,574	1,554,459
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		2,444	2,437,766
Interactive Data Corp., 2014 Term Loan, 4.50%, 5/02/21		2,843	2,854,957
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,113	1,100,528
2nd Lien Term Loan, 9.25%, 9/11/20		289	280,597

			8,228,307
IT Services — 2.6%
Ceridian LLC, Term Loan B2, 4.50%, 5/09/17		1,746	1,730,682
Floating Rate Loan Interests (c)		Par (000)	Value
IT Services (concluded)
First Data Corp.:
2018 Extended Term Loan, 3.66%, 3/23/18	USD	12,472	$12,308,035
2018 Term Loan, 3.66%, 9/24/18		1,935	1,907,987
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		942	873,189
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		1,294	1,149,598
SunGard Data Systems, Inc.:
Term Loan C, 3.91%, 2/28/17		1,080	1,077,300
Term Loan E, 4.00%, 3/08/20		414	412,915
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,456	1,446,345

			20,906,051
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		1,652	1,638,871
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		371	367,403

			2,006,274
Machinery — 1.6%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		442	441,266
Refinancing Term Loan, 4.25%, 12/10/18		1,535	1,526,572
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		739	736,652
Term Loan B3, 4.25%, 8/30/20		221	220,202
Intelligrated, Inc., 1st Lien Term Loan, 4.50% - 5.75%, 7/30/18		1,026	1,017,051
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		1,533	1,518,761
Mueller Water Products, Inc., Term Loan B, 4.50%, 11/19/21		570	572,138
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		1,785	1,798,327
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,917	1,902,964
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,184	1,154,824

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (concluded)
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	1,909	$1,913,939

			12,802,696
Media — 6.8%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,606	1,606,912
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		470	472,350
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15 (a)(f)		2,596	—
7.00%, 3/31/20		5,497	5,496,495
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		1,158	1,141,937
Term Loan G, 4.25%, 9/12/21		2,950	2,969,116
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		858	849,199
Term Loan D, 6.91%, 1/30/19		4,467	4,197,251
CSC Holdings LLC, Term Loan B, 2.66%, 4/17/20		1,311	1,291,588
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		2,327	2,287,543
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		305	288,316
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,363	1,356,829
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		6,021	5,982,929
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		610	615,338
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		619	614,369
Media General, Inc.:
Delayed Draw Term Loan B, 4.25%, 7/31/20		1,052	1,053,408
Term Loan B2, 4.25%, 7/31/20		820	817,950
Mediacom Communications Corp., Term Loan F, 2.63%, 3/31/18		791	769,770
NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, 1/22/20		2,778	2,738,704
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,689	1,689,527
Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
Numericable U.S. LLC (concluded):
Term Loan B2, 4.50%, 5/21/20	USD	1,461	$1,461,670
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,055	1,040,165
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,970	1,942,304
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		2,593	2,580,092
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,948	2,917,326
UPC Financing Partnership, Term Loan AG, 3.76%, 3/31/21	EUR	396	492,574
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/07/20	USD	1,020	1,008,892
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19		978	974,641
William Morris Endeavor Entertainment LLC:
1st Lien Term Loan, 5.25%, 5/06/21		901	878,098
2nd Lien Term Loan, 8.25%, 5/01/22		760	737,200
Ziggo Financing Partnership:
Term Loan B1, 3.25%, 1/15/22		1,561	1,535,156
Term Loan B2A, 3.50%, 1/15/22		1,023	1,005,999
Term Loan B3, 3.50%, 1/15/22		1,682	1,654,510

			54,468,158
Metals & Mining — 0.8%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		530	524,371
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		617	577,663
Novelis, Inc., Term Loan, 3.75%, 3/10/17		4,092	4,084,250
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,621	1,629,038

			6,815,322
Multiline Retail — 0.8%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,473	1,463,390

18	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Multiline Retail (concluded)
BJ’s Wholesale Club, Inc. (concluded):
2nd Lien Term Loan, 8.50%, 3/26/20	USD	785	$785,557
Hudson’s Bay Co., 1st Lien Term Loan, 4.75% - 6.00%, 11/04/20		1,179	1,181,521
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,888	2,868,256

			6,298,724
Oil, Gas & Consumable Fuels — 2.1%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		659	623,465
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		2,668	2,347,779
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		2,533	2,330,523
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		259	239,564
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,223	1,195,429
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		862	823,857
2nd Lien Term Loan, 8.38%, 9/30/20		840	760,553
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		972	962,149
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		194	156,815
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		2,050	2,060,250
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		980	987,350
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		200	194,000
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,515	1,488,487
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		190	183,325
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		788	789,995
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		633	618,768
Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	1,206	$1,198,351

			16,960,660
Pharmaceuticals — 2.6%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,695	1,696,407
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 2/28/21		647	637,585
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21		3,761	3,724,655
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		850	844,509
Term Loan B, 3.50%, 3/19/21		1,662	1,646,330
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		3,247	3,199,214
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		3,432	3,422,333
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,436	1,427,093
Valeant Pharmaceuticals International, Inc., Term Loan B:
Series C2, 3.50%, 12/11/19		1,036	1,028,518
Series D2, 3.50%, 2/13/19		1,521	1,510,376
Series E, 3.50%, 8/05/20		1,492	1,481,695

			20,618,715
Professional Services — 1.4%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,631	1,616,719
2014 2nd Lien Term Loan, 7.50%, 7/25/22		1,870	1,855,975
Delayed Draw Term Loan, 4.25%, 7/23/21		54	53,891
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,501	3,479,725
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		1,675	1,651,969
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,152	1,143,807

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Professional Services (concluded)
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19	USD	1,716	$1,681,396

			11,483,482
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,441	1,438,663
DTZ US Borrower LLC:
1st Lien Term Loan, 5.50%, 11/04/21		1,456	1,461,462
Delayed Draw Term Loan, 5.50%, 11/04/21		869	871,830
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		636	622,244
Term Loan B, 3.75%, 3/05/20		4,366	4,347,697

			8,741,896
Road & Rail — 0.3%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,239	1,195,938
2nd Lien Term Loan, 7.75%, 9/21/21		1,175	1,069,250

			2,265,188
Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		5,262	5,259,182
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,734	2,708,847
Term Loan B5, 5.00%, 1/15/21		406	406,322

			8,374,351
Software — 2.1%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		672	659,191
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		624	622,440
Term Loan B, 4.25% - 5.50%, 11/01/19		1,164	1,155,514
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		4,583	4,514,146
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		1,268	1,201,821
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		433	432,825
Floating Rate Loan Interests (c)		Par (000)	Value
Software (concluded)
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20	USD	1,952	$2,010,421
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		1,852	1,848,263
2nd Lien Term Loan, 8.50%, 10/11/21		1,250	1,248,125
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		1,392	1,359,985
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		1,644	1,633,976
Tibco Software, Inc., Term Loan B, 6.50%, 11/04/20		275	269,272
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		265	261,688

			17,217,667
Specialty Retail — 2.2%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,325	2,319,328
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		195	118,975
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,134	1,097,224
Leslie’s Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		1,923	1,889,956
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,100	2,090,121
Term Loan B, 3.75%, 1/28/20		1,623	1,608,118
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,791	2,759,521
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		2,806	2,789,165
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		2,170	2,061,902
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		195	148,782
Term Loan B3, 5.25%, 5/25/18		34	25,925
Term Loan B4, 9.75%, 4/24/20		708	652,098

			17,561,115
Textiles, Apparel & Luxury Goods — 1.3%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,867	2,784,907
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		1,766	1,677,077
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		2,170	2,137,019

20	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Textiles, Apparel & Luxury Goods (concluded)
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 1/08/20	USD	1,165	$1,067,431
Term Loan B, 4.75%, 10/08/19		813	780,444
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		1,686	1,687,229

			10,134,107
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,521	1,514,864
Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,689	1,666,116
Total Floating Rate Loan Interests — 73.4%			591,618,089

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)		1,668	1,712,731

Other Interests (j)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (a)		1,154	12
Diversified Financial Services — 0.0%
JG Wentworth LLC Preferred Equity, (Acquired 11/18/13, cost $1,604,600) (a)(k)		23	221,668
Household Durables — 0.4%
Stanley Martin, Class B Membership Units		2	3,345,750
Media — 0.0%
Adelphia Escrow (a)		7,500	75
Adelphia Preferred Escrow (a)		8	—
Adelphia Recovery Trust (a)		9,406	1,881
Adelphia Recovery Trust, Series ACC-6B INT (a)		750	22,500

			24,456
Total Other Interests — 0.4%			3,591,886
Preferred Securities		Shares	Value
Preferred Stocks
Capital Markets — 0.1%
The Goldman Sachs Group, Inc., Series J, 5.50% (l)		13,550	$327,503
Orange SA, 4.00% (l)		250,000	319,931
Telefonica Europe BV, 4.20% (l)		200,000	250,157
Total Preferred Stocks — 0.1%			897,591
Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		1,741,725	1,835,759
Total Preferred Securities — 0.3%			2,733,350

Warrants (m)
Chemicals — 0.1%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)		557,488	535,189
Media — 0.2%
Charter Communications, Inc., (Issued/exercisable 11/30/09, 1 Warrant, Expires 11/30/14, Strike Price $51.28)		19,523	1,757,070
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,049	14,830
Total Warrants — 0.3%			2,307,089
Total Long-Term Investments (Cost — $1,126,712,028) — 137.5%			1,109,136,160

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (n)(o)		496,535	496,535
Total Short-Term Securities (Cost — $496,535) — 0.1%			496,535

Options Purchased
(Cost — $5,867) — 0.0%			—

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $1,127,214,430) — 137.6%	$1,109,632,695
Liabilities in Excess of Other Assets — (37.6)%	(303,600,280)

Net Assets — 100.0%	$806,032,415

* As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$1,131,807,500

Gross unrealized appreciation	$30,161,438
Gross unrealized depreciation	(52,336,243)

Net unrealized depreciation	$(22,174,805)

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	$2,297,813	$47,813
Citigroup Global Markets, Inc.	$940,400	—
Credit Suisse Securities (USA) LLC	$1,247,189	$4,979

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Zero-coupon bond.

(h)	Convertible security.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $220,505 and an original cost of $1,604,600 which was less than 0.05% of its net assets.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2014	Net Activity	Shares Held at November 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,698,789	(4,202,254)	496,535	$422

(o)	Represents the current yield as of report date.

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation

22	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
PIK	Payment-In-Kind
USD	U.S. Dollar

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(45)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	5,717,109	$(50,991)

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	197,000	USD	244,523	BNP Paribas S.A.	1/21/15	$516
EUR	184,000	USD	228,018	Credit Suisse International	1/21/15	851
EUR	213,000	USD	265,934	State Street Bank and Trust Co.	1/21/15	(994)
EUR	816,000	USD	1,033,629	UBS AG	1/21/15	(18,645)
GBP	215,000	USD	336,297	Credit Suisse International	1/21/15	(573)
GBP	630,000	USD	1,017,148	State Street Bank and Trust Co.	1/21/15	(33,398)
GBP	525,000	USD	842,164	UBS AG	1/21/15	(22,373)
USD	1,363,064	CAD	1,531,000	Barclays Bank PLC	1/21/15	25,757
USD	68,467	EUR	54,000	BNP Paribas S.A.	1/21/15	1,299
USD	18,441,774	EUR	14,454,500	JPMorgan Chase Bank N.A.	1/21/15	462,510
USD	8,849,253	GBP	5,550,000	Barclays Bank PLC	1/21/15	182,891
Total						$597,841

•	OTC options purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	6	—

•	OTC credit default swaps – sold protection outstanding as of November 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD 150	$4,138	$1,192	$2,946
MetLife, Inc.	1.00%	UBS AG	9/20/15	A-	USD 175	1,261	(2,044)	3,305
Total						$5,399	$(852)	$6,251

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$4,580,147	$3,067,396	$3,491,403	$11,138,946
Asset-Backed Securities	—	15,362,216	5,235,337	20,597,553
Corporate Bonds	—	457,576,294	17,860,222	475,436,516
Floating Rate Loan Interests (c)	—	542,719,884	48,898,205	591,618,089
Non-Agency Mortgage-Backed Securities	—	1,712,731	—	1,712,731
Other Interests	221,668	24,381	3,345,837	3,591,886
Preferred Securities	2,163,262	570,088	—	2,733,350
Warrants	—	1,757,070	550,019	2,307,089
Short-Term Securities	496,535	—	—	496,535
Liabilities:
Unfunded Floating Rate Loan Interests	—	(741)	—	(741)

Total	$7,461,612	$1,022,789,319	$79,381,023	$1,109,631,954

24	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$6,251	—	$6,251
Foreign currency exchange contracts	—	673,824	—	673,824
Liabilities:
Foreign currency exchange contracts	—	(75,983)	—	(75,983)
Interest rate contracts	$(50,991)	—	—	(50,991)

Total	$(50,991)	$604,092	—	$553,101

[1]   Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$89,000	—	—	$89,000
Liabilities:
Bank borrowings payable	—	$(300,000,000)	—	(300,000,000)
Bank overdraft	—	(2,590,728)	—	(2,590,728)
Foreign currency overdraft	—	(321,331)	—	(321,331)

Total	$89,000	$(302,912,059)	—	$(302,823,059)

There were no transfers between Level 1 and Level 2 during the six months ended November 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 28, 2014	$4,390,667	$1,662,820	$14,491,919	$52,786,443	$3,658,586	$462,715	$77,453,150
Transfers into Level 3[1]	—	—	—	16,408,157	—	10,784	16,418,941
Transfers out of Level 3[2]	—	—	—	(14,991,981)	—	—	(14,991,981)
Accrued discounts/premiums	—	2,300	230,939	85,638	—	—	318,877
Net realized gain (loss)	1,071,691	29,745	(16,775,061)	96,850	—	—	(15,576,775)
Net change in unrealized appreciation/depreciation[3,4]	(899,264)	(50,321)	18,603,657	(1,454,209)	(58,153)	76,520	16,218,230
Purchases	—	5,247,734	1,308,768	14,615,250	—	—	21,171,752
Sales	(1,071,691)	(1,656,941)	—	(18,647,943)	(254,596)	—	(21,631,171)

Closing balance, as of November 30, 2014	$3,491,403	$5,235,337	$17,860,222	$48,898,205	$3,345,837	$550,019	$79,381,023

Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[4]	$138,236	$(13,299)	$1,828,599	$(1,274,167)	$(58,153)	$76,520	$697,736

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
[1]

As of February 28, 2014, the Fund used significant observable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $14,380,781 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,968,100 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related Net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of November 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $52,071,732. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$467,352	Market Comparable Companies	Last 12 Months EBITDA Multiple[3]	6.75x
			Illiquidity Discount[4]	17.50%
	3,024,048	Market Comparable Companies	Last 12 Months EBITDA Multiple[3]	5.13x - 5.88x
			Current Fiscal Year EBITDA Multiple[3]	4.63 - 6.25x
			Discontinued Operations Expected Sale Proceeds[3]	$150[5]
Corporate Bonds[1]	1,326,000	Discounted Cash Flow	Internal Rate of Return[4]	10.00%
	15,219,313	Market Comparable Companies	Last 12 Months EBITDA Multiple[3]	6.75x
			Illiquidity Discount[4]	17.50%
	1,314,907	Market Comparable Companies	Internal Rate of Return[4]	9.50%
Floating Rate Loan Interests	2,061,902	Market Comparable Yield Analysis	Yield[4]	10.00%
Other Interests[2]	3,345,750	Market Comparable Companies	Tangible Book Value Multiple[3]	1.35x
Warrants	535,189	Market Comparable Companies	Last 12 Months EBITDA Multiple[3]	6.75x
			Illiquidity Discount[3]	17.50%
	14,830	Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity	120.00%
Total	$27,309,291

[1]

For the period ended November 30, 2014, the valuation technique for an investment classified as corporate bonds changed to utilizing an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the income approach is considered to be more relevant measure of fair value for this investment.

[2]

For the period ended in November 30, 2014, the valuation technique for an investment classified as other interests changed to a market approach. The investment was previously valued using an income approach. Market information became available for this investment which is considered to be more relevant measure of fair value for this investment.

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[4]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[5]	Amount is stated in millions.

26	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2015